Expense Example, No Redemption - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Europe Fund - Class A
Expense Example, No Redemption:
1 Year	$ 688
3 Years	928
5 Years	1,187
10 Years	1,924
Fidelity Advisor Europe Fund - Class C
Expense Example, No Redemption:
1 Year	202
3 Years	624
5 Years	1,073
10 Years	2,108
Fidelity Advisor Europe Fund - Class M
Expense Example, No Redemption:
1 Year	496
3 Years	805
5 Years	1,135
10 Years	2,067
Fidelity Advisor Europe Fund - Class I
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	1,061
Fidelity Advisor Europe Fund - Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942